UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tactical Income
Central Fund

June 30, 2010

1.816017.106

TP1-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,961,404
5.875% 3/15/11	12,095,000	12,462,277
		20,423,681
Diversified Consumer Services - 0.0%
Cornell University 5.45% 2/1/19	1,501,000	1,700,318
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	900,000	970,732
5.875% 1/15/36	1,240,000	1,204,103
6.375% 6/15/14	6,069,000	6,757,522
		8,932,357
Media - 1.7%
Comcast Corp.:
4.95% 6/15/16	8,729,000	9,395,232
6.55% 7/1/39	9,750,000	10,685,600
COX Communications, Inc. 6.25% 6/1/18 (c)	2,587,000	2,886,484
Discovery Communications LLC:
3.7% 6/1/15	2,995,000	3,071,977
6.35% 6/1/40	2,738,000	2,930,115
Liberty Media Corp. 8.25% 2/1/30	8,580,000	7,893,600
NBC Universal, Inc.:
3.65% 4/30/15 (c)	3,350,000	3,427,218
5.15% 4/30/20 (c)	4,448,000	4,642,787
6.4% 4/30/40 (c)	3,601,000	3,851,882
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,376,633
Time Warner Cable, Inc. 5.85% 5/1/17	11,399,000	12,524,765
Time Warner, Inc. 6.2% 3/15/40	7,609,000	8,042,462
Viacom, Inc.:
6.125% 10/5/17	2,139,000	2,431,010
6.75% 10/5/37	2,840,000	3,178,244
		77,338,009
TOTAL CONSUMER DISCRETIONARY		108,394,365
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (c)	3,554,000	3,887,173
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 1,445,000	$ 1,572,128
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	3,984,077
		9,443,378
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28	1,733,285	1,772,769
6.302% 6/1/37 (i)	6,880,000	6,157,600
		7,930,369
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	4,113,000	4,410,613
6.25% 6/1/12	2,845,000	3,101,559
6.5% 8/11/17	3,770,000	4,381,460
6.875% 2/1/38	4,364,000	5,079,076
		16,972,708
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,550,174
9.7% 11/10/18	4,681,000	5,931,501
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	7,474,118
7.25% 6/15/37	10,207,000	10,513,771
		29,469,564
TOTAL CONSUMER STAPLES		63,816,019
ENERGY - 2.6%
Energy Equipment & Services - 0.4%
BJ Services Co. 6% 6/1/18	6,710,000	7,489,648
DCP Midstream LLC 5.35% 3/15/20 (c)	4,099,000	4,195,167
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,112,940
		16,797,755
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 5.95% 9/15/16	512,000	440,896
Cenovus Energy, Inc. 6.75% 11/15/39 (c)	1,737,000	1,998,650
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,889,777
Duke Energy Field Services 7.875% 8/16/10	3,555,000	3,581,058
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	$ 3,023,000	$ 3,128,950
6.55% 9/15/40	1,413,000	1,468,303
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	11,158,515
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,694,000	1,865,328
6.85% 1/15/40 (c)	6,094,000	6,974,102
Nakilat, Inc. 6.067% 12/31/33 (c)	5,890,000	5,741,278
Nexen, Inc.:
5.05% 11/20/13	1,847,000	1,978,735
5.875% 3/10/35	4,940,000	4,843,077
6.4% 5/15/37	3,510,000	3,667,925
Pemex Project Funding Master Trust 1.1363% 12/3/12 (c)(i)	4,130,000	4,109,350
Petro-Canada:
6.05% 5/15/18	1,960,000	2,208,828
6.8% 5/15/38	4,895,000	5,628,198
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,600,000	4,632,421
6.875% 1/20/40	13,301,000	13,301,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,328,000	2,418,296
5.5% 9/30/14 (c)	3,253,000	3,470,444
6.75% 9/30/19 (c)	2,130,000	2,356,272
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	6,848,505
6.85% 6/1/39	1,734,000	1,996,269
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,141,000	1,184,077
		99,890,254
TOTAL ENERGY		116,688,009
FINANCIALS - 12.8%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,240,000	2,360,221
5.95% 1/18/18	4,700,000	4,884,907
6.15% 4/1/18	4,350,000	4,559,500
6.75% 10/1/37	3,956,000	3,882,992
7.5% 2/15/19	2,336,000	2,612,814
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	$ 1,670,000	$ 1,691,067
6.5% 6/15/12	5,942,000	6,133,635
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	22,570,095
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,405,456
7.125% 5/15/15	8,210,000	8,650,311
Merrill Lynch & Co., Inc. 6.875% 4/25/18	7,894,000	8,426,269
Morgan Stanley:
0.5953% 1/9/14 (i)	16,365,000	15,065,864
4.1% 1/26/15	3,405,000	3,319,797
6% 5/13/14	5,080,000	5,384,058
6.625% 4/1/18	7,000,000	7,341,369
7.3% 5/13/19	3,747,000	4,032,240
UBS AG Stamford Branch 3.875% 1/15/15	6,800,000	6,769,121
		110,089,716
Commercial Banks - 2.0%
Bank of America NA:
5.3% 3/15/17	4,925,000	4,961,755
6% 10/15/36	3,915,000	3,769,511
BB&T Capital Trust IV 6.82% 6/12/77 (i)	1,016,000	924,560
Credit Suisse (Guernsey) Ltd. 5.86% (i)	6,010,000	5,303,825
Credit Suisse New York Branch 6% 2/15/18	8,680,000	9,062,797
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (c)(i)	655,596	617,899
Discover Bank:
7% 4/15/20	2,021,000	2,042,099
8.7% 11/18/19	4,894,000	5,436,833
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	11,519,070
5.25% 2/10/14 (c)	2,560,000	2,689,234
Fifth Third Bancorp:
4.5% 6/1/18	1,845,000	1,746,055
8.25% 3/1/38	1,976,000	2,217,934
HBOS PLC 6.75% 5/21/18 (c)	3,118,000	2,920,693
HSBC Holdings PLC 0.4915% 10/6/16 (i)	737,000	724,318
KeyBank NA:
5.8% 7/1/14	3,233,000	3,452,789
6.95% 2/1/28	850,000	879,024
KeyBank NA, Cleveland 5.45% 3/3/16	1,756,000	1,818,503
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (c)(i)	$ 496,000	$ 482,285
Marshall & Ilsley Bank:
4.85% 6/16/15	1,916,000	1,782,639
5% 1/17/17	335,000	307,384
5.25% 9/4/12	1,350,000	1,349,225
PNC Funding Corp.:
0.4778% 1/31/12 (i)	1,166,000	1,154,925
3.625% 2/8/15	1,250,000	1,287,236
Regions Bank 6.45% 6/26/37	4,644,000	3,865,810
Regions Financial Corp.:
5.75% 6/15/15	877,000	871,823
7.75% 11/10/14	4,089,000	4,315,224
Sovereign Bank 2.0544% 8/1/13 (i)	1,063,000	1,050,137
Standard Chartered Bank 6.4% 9/26/17 (c)	3,076,000	3,316,694
Wells Fargo & Co.:
3.625% 4/15/15	4,364,000	4,460,968
3.75% 10/1/14	5,360,000	5,489,867
		89,821,116
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	5,101,000	6,372,312
Capital One Financial Corp. 5.7% 9/15/11	2,340,000	2,434,396
Discover Financial Services 10.25% 7/15/19	3,159,000	3,761,977
SLM Corp.:
0.5458% 10/25/11 (i)	1,810,000	1,714,215
0.6158% 1/27/14 (i)	1,095,000	902,756
0.7371% 3/15/11 (i)	555,000	542,823
5% 10/1/13	383,000	366,253
		16,094,732
Diversified Financial Services - 1.4%
Bank of America Corp. 5.75% 12/1/17	7,665,000	7,954,009
Citigroup, Inc.:
5.5% 4/11/13	15,124,000	15,725,466
6.125% 11/21/17	2,300,000	2,403,334
6.125% 5/15/18	12,445,000	12,996,712
6.5% 8/19/13	1,131,000	1,204,962
JPMorgan Chase & Co. 4.891% 9/1/15 (i)	6,010,000	6,095,955
Prime Property Funding, Inc. 5.5% 1/15/14 (c)	4,295,000	4,262,676
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (c)	$ 5,100,000	$ 5,948,360
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,167,382
5.15% 3/15/20	1,651,000	1,722,564
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	2,500,000	2,237,500
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	500,000	442,135
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	1,534,000	1,372,930
		63,533,985
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	4,675,000	5,304,484
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,827,533
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	11,559,000	10,171,920
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	7,190,000	7,545,556
10.75% 6/15/88 (c)(i)	4,025,000	4,347,000
Lincoln National Corp. 7% 5/17/66 (i)	1,446,000	1,203,795
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	4,160,000	5,542,139
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (c)(i)	7,800,000	7,798,440
MetLife, Inc. 6.75% 6/1/16	3,550,000	4,032,327
Metropolitan Life Global Funding I:
5.125% 11/9/11 (c)	3,535,000	3,675,117
5.125% 6/10/14 (c)	3,155,000	3,428,441
Monumental Global Funding II 5.65% 7/14/11 (c)	3,425,000	3,521,712
New York Life Global Funding 4.65% 5/9/13 (c)	4,556,000	4,888,274
New York Life Insurance Co. 6.75% 11/15/39 (c)	2,230,000	2,608,469
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,200,000	2,363,863
Pacific Life Global Funding 5.15% 4/15/13 (c)	4,915,000	5,153,849
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,779,000	5,929,391
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	6,834,713
7.375% 6/15/19	1,370,000	1,587,464
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(i)	1,051,000	975,774
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,568,564
		96,308,825
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc. 5.5% 1/15/12	$ 551,000	$ 577,921
Developers Diversified Realty Corp.:
4.625% 8/1/10	372,000	372,144
5.25% 4/15/11	3,666,000	3,670,392
5.375% 10/15/12	2,654,000	2,621,746
7.5% 4/1/17	2,084,000	2,046,269
9.625% 3/15/16	3,458,000	3,753,479
Duke Realty LP 5.875% 8/15/12	569,000	597,719
Equity One, Inc.:
6% 9/15/17	3,026,000	3,080,610
6.25% 12/15/14	2,510,000	2,617,513
6.25% 1/15/17	2,250,000	2,332,445
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,770,880
5.9% 4/1/20	1,116,000	1,180,149
6% 7/15/12	1,635,000	1,751,038
6.2% 1/15/17	1,240,000	1,349,251
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,152,029
6.65% 1/15/18	2,761,000	2,853,621
UDR, Inc. 5.5% 4/1/14	5,815,000	6,046,132
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,615,793
Washington (REIT) 5.95% 6/15/11	5,404,000	5,572,508
		45,961,639
Real Estate Management & Development - 2.5%
AMB Property LP:
5.9% 8/15/13	4,780,000	5,054,372
6.3% 6/1/13	4,580,000	4,947,921
BioMed Realty LP 6.125% 4/15/20 (c)	1,499,000	1,561,909
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,366,000	9,490,100
5.7% 5/1/17	506,000	494,630
5.75% 4/1/12	2,335,000	2,412,741
Colonial Properties Trust:
4.8% 4/1/11	401,000	395,396
5.5% 10/1/15	16,890,000	16,348,777
Digital Realty Trust LP 4.5% 7/15/15 (c)(d)	2,065,000	2,058,743
Duke Realty LP:
5.4% 8/15/14	5,052,000	5,223,642
5.5% 3/1/16	3,680,000	3,784,335
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.625% 8/15/11	$ 2,767,000	$ 2,832,783
5.95% 2/15/17	1,305,000	1,332,870
6.25% 5/15/13	3,410,000	3,637,360
6.5% 1/15/18	4,735,000	5,040,104
ERP Operating LP:
5.5% 10/1/12	5,613,000	5,965,070
6.625% 3/15/12	1,125,000	1,207,055
Liberty Property LP:
5.5% 12/15/16	3,166,000	3,286,789
6.625% 10/1/17	3,039,000	3,265,597
Mack-Cali Realty LP 7.75% 2/15/11	525,000	540,806
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,683,026
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,465,110
6% 3/31/16	1,240,000	1,202,230
Simon Property Group LP:
4.2% 2/1/15	1,628,000	1,673,621
4.875% 8/15/10	9,675,000	9,699,642
5.1% 6/15/15	2,362,000	2,492,569
6.75% 2/1/40	2,622,000	2,931,894
Tanger Properties LP:
6.125% 6/1/20	1,883,000	1,983,624
6.15% 11/15/15	6,635,000	7,202,285
		112,215,001
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
5.65% 5/1/18	12,973,000	13,303,241
6.5% 8/1/16	5,000,000	5,413,835
7.375% 5/15/14	4,040,000	4,529,022
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,253,000	3,476,969
Independence Community Bank Corp.:
2.1115% 4/1/14 (i)	2,870,000	2,811,397
4.9% 9/23/10	8,645,000	8,700,449
		38,234,913
TOTAL FINANCIALS		572,259,927
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	$ 3,302,000	$ 3,528,270
6.25% 6/15/14	1,213,000	1,373,823
		4,902,093
Pharmaceuticals - 0.0%
Abbott Laboratories 5.3% 5/27/40	1,210,000	1,271,756
TOTAL HEALTH CARE		6,173,849
INDUSTRIALS - 0.6%
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	226,095	227,791
Continental Airlines, Inc.:
6.545% 8/2/20	830,898	846,685
6.648% 3/15/19	2,156,510	2,154,354
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,742,983	5,836,307
7.57% 11/18/10	6,500,000	6,581,250
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,932,474	1,777,876
8.36% 7/20/20	9,057,130	8,921,273
		26,345,536
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,756,000	2,625,090
TOTAL INDUSTRIALS		28,970,626
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	5,212,725
6.55% 10/1/17	2,336,000	2,684,737
		7,897,462
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,164,441
TOTAL INFORMATION TECHNOLOGY		11,061,903
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	$ 10,261,000	$ 11,853,056
Metals & Mining - 0.3%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	4,620,000	5,081,732
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	5,550,000	6,082,733
7.125% 7/15/28	3,070,000	3,652,351
		14,816,816
TOTAL MATERIALS		26,669,872
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
6.3% 1/15/38	4,461,000	4,851,516
6.8% 5/15/36	6,735,000	7,742,273
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,850,000	7,183,063
CenturyTel, Inc. 7.6% 9/15/39	3,124,000	2,966,922
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,026,000	2,180,487
5.875% 8/20/13	4,795,000	5,251,215
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	3,900,170
7.625% 1/30/11	3,420,000	3,479,850
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	7,268,881
Telefonica Emisiones SAU:
5.855% 2/4/13	1,456,000	1,566,708
5.877% 7/15/19	1,533,000	1,636,557
6.221% 7/3/17	1,511,000	1,644,724
		49,672,366
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,347,000	4,605,551
5.875% 10/1/19	5,356,000	5,856,299
6.35% 3/15/40	1,571,000	1,685,981
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. 6% 12/1/16	$ 15,074,000	$ 13,528,915
Vodafone Group PLC 5.625% 2/27/17	1,292,000	1,418,064
		27,094,810
TOTAL TELECOMMUNICATION SERVICES		76,767,176
UTILITIES - 2.3%
Electric Utilities - 0.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,340,451
Commonwealth Edison Co. 5.4% 12/15/11	7,134,000	7,548,978
Oncor Electric Delivery Co. 6.375% 5/1/12	9,388,000	10,142,007
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,271,024
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	9,760,000	8,588,800
Progress Energy, Inc. 6% 12/1/39	2,651,000	2,843,757
		40,735,017
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	2,899,726
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,490,541
Exelon Generation Co. LLC 5.35% 1/15/14	4,280,000	4,667,182
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,279,469
6.5% 5/1/18	5,340,000	5,910,931
		15,348,123
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,585,000	1,712,692
Dominion Resources, Inc.:
6.3% 9/30/66 (i)	9,537,000	8,774,040
7.5% 6/30/66 (i)	5,100,000	5,023,500
National Grid PLC 6.3% 8/1/16	6,883,000	7,773,867
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,549,796
5.45% 9/15/20	1,486,000	1,531,696
6.15% 3/1/13	3,565,000	3,888,599
6.4% 3/15/18	4,379,000	4,821,323
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
7.875% 11/15/10	$ 1,705,000	$ 1,742,462
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	7,393,000	6,690,665
		43,508,640
TOTAL UTILITIES		102,491,506
TOTAL NONCONVERTIBLE BONDS (Cost $1,060,153,216)		1,113,293,252
U.S. Government and Government Agency Obligations - 38.3%

U.S. Government Agency Obligations - 3.3%
Fannie Mae 2.75% 3/13/14	46,450,000	48,455,107
Freddie Mac:
1.625% 4/15/13	54,408,000	55,245,611
2.5% 4/23/14	19,600,000	20,300,563
4.5% 7/15/13	7,000,000	7,702,345
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	14,999,279
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		146,702,905
U.S. Treasury Inflation Protected Obligations - 4.5%
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	166,697,762	170,955,353
2.125% 2/15/40	26,828,494	29,341,496
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		200,296,849
U.S. Treasury Obligations - 30.5%
U.S. Treasury Bonds:
4.375% 11/15/39	49,285,000	53,343,324
4.375% 5/15/40	62,593,000	67,864,582
U.S. Treasury Notes:
1.75% 4/15/13	355,700,000	363,841,973
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14 (f)	$ 551,464,000	$ 576,408,917
2.75% 10/31/13	292,385,000	307,666,794
TOTAL U.S. TREASURY OBLIGATIONS		1,369,125,590
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,659,075,292)		1,716,125,344
U.S. Government Agency - Mortgage Securities - 23.2%

Fannie Mae - 18.3%
1.831% 9/1/33 (i)	1,009,683	1,028,269
1.969% 4/1/36 (i)	2,660,358	2,735,183
1.981% 12/1/34 (i)	257,535	264,548
1.99% 3/1/35 (i)	146,729	151,083
1.991% 1/1/35 (i)	2,780,526	2,864,968
2.09% 7/1/35 (i)	2,581,399	2,681,857
2.115% 5/1/34 (i)	2,109,465	2,149,154
2.394% 5/1/33 (i)	43,810	45,546
2.582% 3/1/35 (i)	107,914	112,598
2.645% 7/1/34 (i)	138,574	144,447
2.648% 5/1/35 (i)	8,508,972	8,922,057
2.687% 2/1/35 (i)	5,184,070	5,428,561
2.689% 8/1/36 (i)	3,215,849	3,368,302
2.745% 6/1/34 (i)	925,015	965,950
2.785% 8/1/35 (i)	1,042,458	1,092,528
2.799% 10/1/33 (i)	151,032	158,136
2.805% 7/1/35 (i)	477,794	498,184
2.858% 5/1/35 (i)	396,458	416,607
2.925% 3/1/37 (i)	2,321,799	2,427,555
2.99% 11/1/36 (i)	2,576,942	2,700,733
3.079% 7/1/35 (i)	325,264	339,626
3.093% 10/1/35 (i)	1,344,538	1,396,760
3.213% 7/1/35 (i)	739,139	771,387
3.26% 9/1/34 (i)	208,891	216,644
3.278% 4/1/36 (i)	3,469,281	3,641,441
3.283% 4/1/36 (i)	7,938,742	8,325,518
3.346% 9/1/35 (i)	3,788,661	3,951,781
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.391% 4/1/35 (i)	$ 601,671	$ 629,169
3.697% 5/1/36 (i)	834,754	877,781
3.697% 6/1/36 (i)	283,485	296,271
3.95% 10/1/37 (i)	74,989	78,315
4% 7/1/25 (d)	12,000,000	12,465,965
4% 7/1/25 (d)	10,000,000	10,388,304
4% 7/1/25 (d)	6,000,000	6,232,982
4% 7/1/25 (d)	6,000,000	6,232,982
4% 8/1/39	8,904,448	9,030,311
4.376% 5/1/35 (i)	5,072,268	5,340,282
4.5% 6/1/25 to 10/1/39	87,272,682	90,668,043
4.5% 7/1/25 (d)	9,000,000	9,493,885
4.5% 7/1/40 (d)(e)	24,000,000	24,870,986
4.5% 7/1/40 (d)	21,000,000	21,762,113
4.5% 7/1/40 (d)	5,000,000	5,181,456
4.668% 7/1/35 (i)	1,835,273	1,929,285
4.741% 2/1/36 (i)	8,521,319	8,867,174
4.801% 9/1/35 (i)	14,720,107	15,287,759
4.826% 3/1/36 (i)	1,194,308	1,249,551
4.945% 7/1/37 (i)	519,452	545,425
5% 2/1/18 to 6/1/40	128,882,454	136,786,294
5% 7/1/25 (d)	21,100,000	22,513,449
5% 7/1/40 (d)(e)	17,000,000	17,985,587
5% 7/1/40 (d)(e)	14,000,000	14,811,660
5.5% 3/1/16 to 7/1/40	160,833,247	173,083,278
5.5% 4/1/34	194,242	209,014
5.5% 5/1/40 (d)(e)	4,000,000	4,274,184
5.5% 7/1/40 (d)(e)	20,000,000	21,469,434
5.534% 3/1/36 (i)	911,244	954,311
5.725% 3/1/36 (i)	2,505,218	2,609,603
6% 5/1/15 to 7/1/38	58,132,228	63,593,522
6% 7/1/40 (d)(e)	4,250,000	4,609,691
6% 7/1/40 (d)(e)	24,000,000	26,031,194
6% 7/1/40 (d)	2,000,000	2,169,266
6% 7/1/40 (d)	15,000,000	16,269,497
6.5% 2/1/12 to 9/1/38 (e)	13,397,430	14,849,089
7% 10/1/10 to 6/1/32	5,551,908	6,162,238
7.5% 2/1/22 to 11/1/31	2,835,798	3,230,465
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8% 6/1/29	$ 1,569	$ 1,801
11.5% 11/1/15	630	634
TOTAL FANNIE MAE		819,841,673
Freddie Mac - 1.9%
2.048% 4/1/35 (i)	1,442,592	1,494,982
2.267% 7/1/36 (i)	883,629	918,158
2.601% 4/1/35 (i)	4,760,108	4,979,587
2.624% 1/1/35 (i)	185,107	193,251
2.627% 4/1/35 (i)	658,382	687,287
2.675% 5/1/35 (i)	1,599,820	1,677,703
2.698% 6/1/35 (i)	320,936	336,202
2.841% 8/1/35 (i)	6,466,635	6,775,798
3.125% 1/1/35 (i)	234,009	244,962
3.269% 1/1/36 (i)	5,123,598	5,387,171
4% 7/1/25 (d)	4,000,000	4,152,197
4.439% 2/1/36 (i)	3,523,331	3,694,252
4.476% 7/1/35 (i)	2,074,294	2,145,704
4.5% 4/1/40	2,960,000	3,076,787
5% 11/1/33 to 6/1/40	14,379,149	15,242,888
5.554% 10/1/35 (i)	293,992	309,470
6% 7/1/37	309,969	337,873
6% 5/1/40 (d)	24,500,000	26,705,000
6.5% 7/1/40 (d)	7,000,000	7,673,805
7.5% 11/1/16 to 6/1/32	1,279,080	1,452,913
8% 7/1/25 to 10/1/27	41,038	46,921
8.5% 2/1/19 to 8/1/22	7,836	8,952
12% 11/1/19	5,889	6,576
TOTAL FREDDIE MAC		87,548,439
Government National Mortgage Association - 3.0%
4% 6/15/39 to 4/15/40	21,887,082	22,291,354
4% 7/1/40 (d)	2,000,000	2,032,645
4.5% 5/15/39 to 5/20/40	31,782,020	33,154,620
4.5% 7/1/40 (d)	19,000,000	19,749,609
4.5% 7/1/40 (d)	14,000,000	14,552,343
4.5% 7/1/40 (d)	7,000,000	7,291,225
4.5% 7/1/40 (d)	4,000,000	4,166,414
5.5% 11/20/33 to 12/15/38	15,339,750	16,639,354
5.5% 6/1/40 (d)(e)	1,000,000	1,083,433
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
6% 9/15/10	$ 62	$ 67
6.5% 12/15/23 to 12/15/32	4,905,915	5,471,150
7% 6/15/24 to 9/15/32	5,061,021	5,675,119
7.5% 3/15/22 to 8/15/28	1,511,033	1,712,387
8% 4/15/24 to 12/15/25	100,257	114,002
8.5% 8/15/29 to 11/15/31	188,445	217,872
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		134,151,594
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,006,897,901)		1,041,541,706
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8172% 4/25/35 (i)	1,184,452	687,503
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0972% 3/25/34 (i)	70,204	66,956
Series 2005-HE2 Class M2, 0.7972% 4/25/35 (i)	133,022	119,318
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3775% 9/20/13 (i)	398,203	393,523
Series 2006-C1 Class C1, 0.8275% 10/20/14 (i)	77,579	2,273
Series 2007-A4 Class A4, 0.3775% 4/22/13 (i)	354,444	350,279
Airspeed Ltd. Series 2007-1A Class C1, 2.8497% 6/15/32 (c)(i)	4,706,839	1,717,996
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (c)(i)	105,948	105,917
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,880,000	1,909,394
Class A4, 3% 10/15/15 (c)	1,860,000	1,921,662
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0997% 1/15/15 (c)(i)	8,610,000	8,727,562
Series 2010-2 Class A, 4.25% 4/15/17 (c)	5,140,000	5,354,688
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,970,000	4,025,845
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0472% 12/25/33 (i)	69,598	43,570
Series 2004-R2 Class M3, 0.8972% 4/25/34 (i)	99,821	11,621
Series 2005-R2 Class M1, 0.7972% 4/25/35 (i)	1,342,000	1,008,630
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7328% 3/1/34 (i)	31,145	20,894
Series 2006-W4 Class A2C, 0.5072% 5/25/36 (i)	957,904	350,089
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.1722% 4/25/34 (i)	$ 5,055,000	$ 3,059,616
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,600,000	3,769,197
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	3,000,000	3,038,997
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (i)	1,426,652	1,355,319
C-BASS Trust Series 2006-CB7 Class A2, 0.4072% 10/25/36 (i)	103,823	101,872
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,700,000	2,782,075
Capital Trust Ltd. Series 2004-1 Class A2, 0.7975% 7/20/39 (c)(i)	280,000	28,700
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6472% 7/25/36 (i)	742,000	139,470
Series 2007-RFC1 Class A3, 0.4872% 12/25/36 (i)	1,172,000	405,521
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5275% 5/20/17 (c)(i)	101,310	90,234
Series 2005-1A Class A1, 4.67% 5/20/17 (c)	346,091	347,155
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6172% 5/25/37 (i)	498,000	22,513
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3172% 4/25/34 (i)	103,878	36,880
Series 2004-4 Class M2, 1.1422% 6/25/34 (i)	382,121	129,009
Series 2005-3 Class MV1, 0.7672% 8/25/35 (i)	874,884	795,018
Series 2005-AB1 Class A2, 0.5572% 8/25/35 (i)	133,336	128,134
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (c)	721,856	726,553
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	1,512,000
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.686% 5/28/35 (i)	25,289	20,928
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5222% 8/25/34 (i)	189,000	68,890
Series 2006-3 Class 2A3, 0.5072% 11/25/36 (i)	2,926,000	897,447
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.1722% 3/25/34 (i)	11,795	2,461
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	2,860,000	2,960,671
Series 2009-D:
Class A3, 2.17% 10/15/13	2,300,000	2,331,115
Class A4, 2.98% 8/15/14	2,100,000	2,176,882
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8997% 6/15/13 (i)	$ 502,000	$ 483,206
Series 2010-1 Class A, 1.9997% 12/15/14 (c)(i)	8,300,000	8,386,972
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8372% 1/25/35 (i)	1,317,000	466,208
Class M4, 1.0272% 1/25/35 (i)	236,000	30,126
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (c)(i)	1,531,000	1,041,080
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	2,064,720	1,651,776
GE Business Loan Trust Series 2003-1 Class A, 0.7797% 4/15/31 (c)(i)	184,303	162,187
GSAMP Trust Series 2004-AR1 Class M1, 0.9972% 6/25/34 (i)	1,426,000	863,211
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4272% 5/25/30 (c)(i)	426,212	106,553
Series 2006-3:
Class B, 0.7472% 9/25/46 (c)(i)	402,000	78,390
Class C, 0.8972% 9/25/46 (c)(i)	992,000	143,840
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6672% 8/25/33 (i)	1,034,643	550,684
Series 2003-3 Class M1, 1.6372% 8/25/33 (i)	540,315	366,538
Series 2003-5 Class A2, 1.0472% 12/25/33 (i)	21,396	12,664
Series 2005-5 Class 2A2, 0.5972% 11/25/35 (i)	102,893	100,799
Series 2006-1 Class 2A3, 0.5722% 4/25/36 (i)	1,052,650	1,010,435
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6375% 3/20/36 (i)	544,465	415,154
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5372% 1/25/37 (i)	805,000	262,473
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,380,000	2,412,109
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4772% 10/25/36 (i)	808,000	645,815
Class MV1, 0.5772% 10/25/36 (i)	656,000	237,804
Keycorp Student Loan Trust Series 1999-A Class A2, 0.8672% 12/27/29 (i)	541,235	448,790
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.4722% 7/25/33 (i)	4,399,642	2,801,993
Series 2004-2 Class M2, 1.4272% 6/25/34 (i)	122,006	85,903
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.6072% 10/25/36 (i)	292,000	17,571
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9972% 7/25/34 (i)	69,041	46,070
Series 2006-FM1 Class A2B, 0.4572% 4/25/37 (i)	1,196,908	1,017,793
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.6072% 6/25/35 (i)	$ 1,057,743	$ 685,707
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6872% 8/25/34 (i)	37,283	26,783
Series 2005-NC1 Class M1, 0.7872% 1/25/35 (i)	260,000	118,203
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	4,120,000	669,500
Series 2006-4 Class A1, 0.3772% 3/25/25 (i)	322,271	317,623
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8572% 9/25/35 (i)	928,000	383,804
Series 2005-D Class M2, 0.8172% 2/25/36 (i)	193,000	22,864
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4672% 3/25/36 (i)	74,911	74,444
Ocala Funding LLC Series 2006-1A Class A, 1.7475% 3/20/11 (a)(c)(i)	765,000	283,050
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5972% 9/25/34 (i)	346,000	147,940
Class M4, 1.7972% 9/25/34 (i)	444,000	73,427
Series 2005-WCH1:
Class M2, 0.8672% 1/25/36 (i)	501,000	409,925
Class M3, 0.9072% 1/25/36 (i)	311,000	189,582
Class M4, 1.1772% 1/25/36 (i)	959,000	292,397
Series 2005-WHQ2 Class M7, 1.5972% 5/25/35 (i)	1,682,000	26,544
Providian Master Note Trust Series 2006-C1A Class C1, 0.8997% 3/16/15 (c)(i)	1,401,000	1,393,163
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	493,472	439,089
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4172% 2/25/37 (i)	369,308	358,367
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1472% 4/25/33 (i)	3,323	2,734
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1422% 3/25/35 (i)	3,249,662	2,146,436
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4897% 3/20/19 (c)(i)	474,412	441,983
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (i)	827,000	56,454
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4972% 9/25/34 (i)	49,276	6,773
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4372% 6/25/37 (i)	1,159,037	962,238
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2072% 9/25/34 (i)	18,730	12,701
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8497% 8/15/15 (c)(i)	$ 4,550,000	$ 4,500,415
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	4,765,000	4,822,756
Series 2007-A5A Class A5, 1.0997% 10/15/14 (c)(i)	650,000	650,452
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (c)(i)	2,326,549	767,761
TOTAL ASSET-BACKED SECURITIES (Cost $114,402,088)		97,873,636
Collateralized Mortgage Obligations - 2.1%

Private Sponsor - 1.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (c)(i)	928,616	557,170
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (i)	865,000	205,038
Class C, 5.8772% 4/10/49 (i)	2,315,000	378,110
Class D, 5.8772% 4/10/49 (i)	1,160,000	171,705
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	4,045,148	4,076,251
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.9236% 3/25/34 (i)	38,436	33,067
Series 2005-E Class 2A7, 3.7163% 6/25/35 (i)	3,890,000	3,033,076
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (c)(i)(j)	29,875,983	2,345,265
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6272% 1/25/35 (i)	2,982,917	2,214,025
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.4236% 2/25/37 (i)	644,278	607,217
Series 2007-A2 Class 2A1, 3.5606% 7/25/37 (i)	1,173,128	1,106,893
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7472% 5/25/33 (i)	12,792	12,191
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5248% 11/25/34 (i)	1,414,997	1,354,973
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4375% 11/19/37 (i)	73,161	71,878
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (c)(i)	1,858,000	1,808,020
Class C2, 0.7744% 10/18/54 (c)(i)	623,000	590,916
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A: - continued
Class M2, 0.5544% 10/18/54 (c)(i)	$ 1,068,000	$ 1,029,018
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (c)(i)	1,594,000	1,502,759
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (c)(i)	2,024,000	1,974,776
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9475% 12/20/54 (c)(i)	7,007,000	3,013,010
Series 2006-2 Class C1, 0.8175% 12/20/54 (i)	11,874,000	4,868,340
Series 2006-3 Class C2, 0.8475% 12/20/54 (i)	730,000	314,552
Series 2006-4:
Class B1, 0.4375% 12/20/54 (i)	1,954,000	1,445,960
Class C1, 0.7275% 12/20/54 (i)	1,195,000	513,850
Class M1, 0.5175% 12/20/54 (i)	515,000	319,300
Series 2007-1:
Class 1C1, 0.6475% 12/20/54 (i)	1,207,000	506,940
Class 1M1, 0.4975% 12/20/54 (i)	785,000	486,700
Class 2C1, 0.7775% 12/20/54 (i)	2,126,000	892,920
Class 2M1, 0.5975% 12/20/54 (i)	4,428,000	2,745,360
Series 2007-2 Class 2C1, 0.7797% 12/17/54 (i)	1,397,000	593,725
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.2053% 1/20/44 (i)	2,564,032	2,044,452
Class 1C, 2.7553% 1/20/44 (i)	279,947	139,195
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1255% 4/25/35 (i)	2,012,102	1,685,093
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5675% 5/19/35 (i)	254,022	146,123
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5572% 5/25/47 (i)	759,855	454,720
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5172% 2/25/37 (i)	1,041,618	628,897
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.52% 6/15/22 (c)(i)	128,000	108,800
Class C, 0.54% 6/15/22 (c)(i)	828,000	695,520
Class D, 0.55% 6/15/22 (c)(i)	318,000	260,760
Class E, 0.56% 6/15/22 (c)(i)	509,000	381,750
Class F, 0.59% 6/15/22 (c)(i)	919,000	643,300
Class G, 0.66% 6/15/22 (c)(i)	191,000	127,970
Class H, 0.68% 6/15/22 (c)(i)	382,000	236,840
Class J, 0.72% 6/15/22 (c)(i)	446,000	231,920
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6372% 7/25/35 (i)	$ 3,993,600	$ 3,112,242
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6472% 3/25/37 (i)	1,589,000	109,733
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.81% 10/25/35 (i)	2,710,652	2,270,972
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7% 7/10/35 (c)(i)	654,338	374,019
Series 2004-A:
Class B4, 1.55% 2/10/36 (c)(i)	424,454	241,642
Class B5, 2.05% 2/10/36 (c)(i)	282,969	154,530
Series 2004-B:
Class B4, 1.45% 2/10/36 (c)(i)	185,927	93,317
Class B5, 1.9% 2/10/36 (c)(i)	136,044	57,465
Series 2004-C:
Class B4, 1.3% 9/10/36 (c)(i)	253,744	140,193
Class B5, 1.7% 9/10/36 (c)(i)	284,648	130,711
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	790,667	780,166
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7972% 6/25/33 (c)(i)	178,243	141,058
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	4,530,481
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (i)	26,861	13,730
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5425% 9/25/36 (i)	2,128,000	1,173,978
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 2.933% 7/25/35 (i)	2,825,000	2,600,900
Class 2A6, 2.933% 7/25/35 (i)	2,187,142	2,010,504
Series 2005-AR3 Class 2A1, 3.2103% 3/25/35 (i)	1,131,707	1,008,181
Series 2006-AR8 Class 3A1, 5.2171% 4/25/36 (i)	13,666,589	12,033,854
TOTAL PRIVATE SPONSOR		77,536,021
U.S. Government Agency - 0.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	6,157,534	6,800,457
Series 1999-57 Class PH, 6.5% 12/25/29	4,480,093	4,985,611
Series 2006-45 Class OP, 6/25/36 (k)	2,605,002	2,401,724
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2006-15 Class OP, 3/25/36 (k)	$ 2,831,662	$ 2,250,448
Series 2731 Class PU, 4.5% 5/15/26	1,483,217	1,496,765
TOTAL U.S. GOVERNMENT AGENCY		17,935,005
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $117,451,746)		95,471,026
Commercial Mortgage Securities - 5.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4023% 2/14/43 (i)(j)	16,464,885	516,089
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (i)	5,450,000	5,535,830
Series 2006-5:
Class A2, 5.317% 9/10/47	5,445,000	5,601,796
Class A3, 5.39% 9/10/47	3,670,000	3,823,220
Series 2007-3 Class A3, 5.8369% 6/10/49 (i)	8,000,000	8,516,190
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.8197% 3/15/22 (c)(i)	400,000	280,000
Class G, 0.8797% 3/15/22 (c)(i)	259,000	168,350
Series 2006-BIX1:
Class F, 0.6597% 10/15/19 (c)(i)	1,030,000	772,500
Class G, 0.6797% 10/15/19 (c)(i)	702,000	456,300
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.1972% 12/25/33 (c)(i)	51,968	30,661
Series 2004-1:
Class A, 0.7072% 4/25/34 (c)(i)	734,970	569,602
Class B, 2.2472% 4/25/34 (c)(i)	81,741	40,871
Class M1, 0.9072% 4/25/34 (c)(i)	66,327	45,102
Class M2, 1.5472% 4/25/34 (c)(i)	59,554	33,946
Series 2004-2:
Class A, 0.7772% 8/25/34 (c)(i)	1,481,916	1,155,894
Class M1, 0.9272% 8/25/34 (c)(i)	126,690	79,815
Series 2004-3:
Class A1, 0.7172% 1/25/35 (c)(i)	1,200,147	930,114
Class A2, 0.7672% 1/25/35 (c)(i)	382,922	252,729
Class M1, 0.8472% 1/25/35 (c)(i)	440,118	286,077
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class M2, 1.3472% 1/25/35 (c)(i)	$ 279,840	$ 174,201
Series 2005-2A:
Class A1, 0.6572% 8/25/35 (c)(i)	877,502	667,779
Class M1, 0.7772% 8/25/35 (c)(i)	64,931	29,894
Class M2, 0.8272% 8/25/35 (c)(i)	107,601	42,395
Class M3, 0.8472% 8/25/35 (c)(i)	59,366	21,817
Class M4, 0.9572% 8/25/35 (c)(i)	54,728	19,883
Series 2005-3A:
Class A1, 0.6672% 11/25/35 (c)(i)	476,497	356,086
Class A2, 0.7472% 11/25/35 (c)(i)	309,173	204,055
Class M2, 0.8372% 11/25/35 (c)(i)	67,429	28,913
Class M3, 0.8572% 11/25/35 (c)(i)	60,436	24,301
Class M4, 0.9472% 11/25/35 (c)(i)	75,420	28,743
Series 2005-4A:
Class A2, 0.7372% 1/25/36 (c)(i)	1,108,996	731,937
Class B1, 1.7472% 1/25/36 (c)(i)	90,299	31,605
Class M1, 0.7972% 1/25/36 (c)(i)	357,950	196,872
Class M2, 0.8172% 1/25/36 (c)(i)	107,061	53,530
Class M3, 0.8472% 1/25/36 (c)(i)	156,806	73,699
Class M4, 0.9572% 1/25/36 (c)(i)	81,647	34,292
Class M5, 0.9972% 1/25/36 (c)(i)	81,647	32,659
Class M6, 1.0472% 1/25/36 (c)(i)	87,054	33,081
Series 2006-1:
Class A2, 0.7072% 4/25/36 (c)(i)	170,635	116,834
Class M6, 0.9872% 4/25/36 (c)(i)	57,436	18,322
Series 2006-2A:
Class A1, 0.5772% 7/25/36 (c)(i)	1,688,318	1,266,239
Class A2, 0.6272% 7/25/36 (c)(i)	152,143	105,618
Class B3, 3.0472% 7/25/36 (c)(i)	81,379	18,742
Class M1, 0.6572% 7/25/36 (c)(i)	159,809	58,267
Class M2, 0.6772% 7/25/36 (c)(i)	112,633	38,419
Class M3, 0.6972% 7/25/36 (c)(i)	88,455	28,244
Class M4, 0.7672% 7/25/36 (c)(i)	59,560	17,969
Class M5, 0.8172% 7/25/36 (c)(i)	73,123	21,089
Class M6, 0.8872% 7/25/36 (c)(i)	116,171	32,389
Series 2006-3A:
Class B1, 1.1472% 10/25/36 (c)(i)	95,266	19,053
Class B3, 2.9472% 10/25/36 (c)(i)	112,091	20,176
Class M4, 0.7772% 10/25/36 (c)(i)	105,547	31,664
Class M5, 0.8272% 10/25/36 (c)(i)	133,647	36,085
Class M6, 0.9072% 10/25/36 (c)(i)	261,125	60,059
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class A1, 0.5772% 12/25/36 (c)(i)	$ 962,841	$ 707,014
Class A2, 0.6172% 12/25/36 (c)(i)	2,147,513	1,172,757
Class B1, 1.0472% 12/25/36 (c)(i)	70,797	18,591
Class B3, 2.7972% 12/25/36 (c)(i)	123,035	27,732
Class M1, 0.6372% 12/25/36 (c)(i)	155,079	60,465
Class M2, 0.6572% 12/25/36 (c)(i)	98,442	38,717
Class M3, 0.6872% 12/25/36 (c)(i)	99,790	36,413
Class M4, 0.7472% 12/25/36 (c)(i)	119,344	36,722
Class M5, 0.7872% 12/25/36 (c)(i)	109,904	32,565
Class M6, 0.8672% 12/25/36 (c)(i)	98,442	27,938
Series 2007-1:
Class A2, 0.6172% 3/25/37 (c)(i)	410,630	256,644
Class B1, 1.0172% 3/25/37 (c)(i)	126,896	29,186
Class B2, 1.4972% 3/25/37 (c)(i)	91,964	17,473
Class B3, 3.6972% 3/25/37 (c)(i)	261,634	44,478
Class M1, 0.6172% 3/25/37 (c)(i)	110,499	46,410
Class M2, 0.6372% 3/25/37 (c)(i)	82,696	30,598
Class M3, 0.6672% 3/25/37 (c)(i)	73,429	24,231
Class M5, 0.7672% 3/25/37 (c)(i)	91,964	25,750
Class M6, 0.8472% 3/25/37 (c)(i)	129,035	32,259
Series 2007-2A:
Class A1, 0.6172% 7/25/37 (c)(i)	1,518,384	1,093,236
Class A2, 0.6672% 7/25/37 (c)(i)	1,422,366	810,748
Class B1, 1.9472% 7/25/37 (c)(i)	421,502	71,655
Class B2, 2.5972% 7/25/37 (c)(i)	366,983	62,387
Class B3, 3.6972% 7/25/37 (c)(i)	410,110	71,769
Class M1, 0.7172% 7/25/37 (c)(i)	476,021	204,689
Class M2, 0.7572% 7/25/37 (c)(i)	183,085	62,249
Class M3, 0.8372% 7/25/37 (c)(i)	183,085	49,433
Class M4, 0.9972% 7/25/37 (c)(i)	524,029	125,767
Class M5, 1.0972% 7/25/37 (c)(i)	463,815	97,401
Class M6, 1.3472% 7/25/37 (c)(i)	584,244	108,085
Series 2007-3:
Class A2, 0.6372% 7/25/37 (c)(i)	603,841	309,227
Class B1, 1.2972% 7/25/37 (c)(i)	359,969	55,543
Class B2, 1.9472% 7/25/37 (c)(i)	937,705	123,965
Class B3, 4.3472% 7/25/37 (c)(i)	480,187	54,645
Class M1, 0.6572% 7/25/37 (c)(i)	316,003	115,436
Class M2, 0.6872% 7/25/37 (c)(i)	335,238	95,275
Class M3, 0.7172% 7/25/37 (c)(i)	548,884	139,252
Class M4, 0.8472% 7/25/37 (c)(i)	860,765	207,875
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M5, 0.9472% 7/25/37 (c)(i)	$ 432,100	$ 97,655
Class M6, 1.1472% 7/25/37 (c)(i)	326,308	64,707
Series 2007-4A:
Class B1, 2.8972% 9/25/37 (c)(i)	133,007	15,961
Class B2, 3.7972% 9/25/37 (c)(i)	502,851	55,314
Class M1, 1.2972% 9/25/37 (c)(i)	127,858	33,243
Class M2, 1.3972% 9/25/37 (c)(i)	127,858	28,129
Class M4, 1.9472% 9/25/37 (c)(i)	338,095	60,857
Class M5, 2.0972% 9/25/37 (c)(i)	338,095	54,095
Class M6, 2.2972% 9/25/37 (c)(i)	338,953	44,064
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7897% 3/15/19 (c)(i)	524,000	262,000
Class H, 0.9997% 3/15/19 (c)(i)	352,000	144,320
Class J, 1.1997% 3/15/19 (c)(i)	265,000	100,700
Series 2007-BBA8:
Class D, 0.5997% 3/15/22 (c)(i)	271,000	157,180
Class E, 0.6497% 3/15/22 (c)(i)	1,409,000	774,950
Class F, 0.6997% 3/15/22 (c)(i)	864,000	440,640
Class G, 0.7497% 3/15/22 (c)(i)	222,000	106,560
Class H, 0.8997% 3/15/22 (c)(i)	271,000	108,400
Class J, 1.0497% 3/15/22 (c)(i)	271,000	86,720
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,866,640
C-BASS Trust floater Series 2006-SC1 Class A, 0.6172% 5/25/36 (c)(i)	624,601	372,436
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,695,046
Class F, 7.734% 1/15/32	920,000	915,856
Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(i)	2,049,455	2,101,161
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6797% 8/15/21 (c)(i)	289,000	221,172
Class H, 0.7197% 8/15/21 (c)(i)	231,000	161,799
Series 2007-C6 Class A2, 5.6997% 12/10/49 (i)	870,000	913,673
Series 2007-FL3A Class A2, 0.4897% 4/15/22 (c)(i)	3,890,000	3,388,407
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	8,060,000	7,828,303
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6597% 4/15/17 (c)(i)	$ 618,000	$ 475,860
Class E, 0.7197% 4/15/17 (c)(i)	197,000	145,780
Class F, 0.7597% 4/15/17 (c)(i)	112,000	76,160
Class G, 0.8997% 4/15/17 (c)(i)	112,000	69,440
Class H, 0.9697% 4/15/17 (c)(i)	112,000	50,400
Class J, 1.1997% 4/15/17 (c)(i)	86,000	28,380
Series 2005-FL11:
Class F, 0.7997% 11/15/17 (c)(i)	160,781	128,625
Class G, 0.8497% 11/15/17 (c)(i)	111,617	74,783
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	20,000,000	19,974,260
Credit Suisse Commercial Mortgage Trust sequential payer Series 2006-C4 Class A3, 5.467% 9/15/39	3,110,000	3,056,426
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (i)	142,601	146,351
Series 1997-C2 Class D, 7.27% 1/17/35	1,651,613	1,693,770
Series 1998-C1 Class D, 7.17% 5/17/40	382,514	386,361
Series 1999-C1 Class E, 8.1586% 9/15/41 (i)	1,949,540	1,945,038
Series 2004-C1 Class ASP, 1.1318% 1/15/37 (c)(i)(j)	23,591,813	159,214
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 0.4997% 2/15/22 (c)(i)	4,655,000	3,025,750
Series 2007-TFL1:
Class C:
0.5197% 2/15/22 (c)(i)	1,212,000	666,600
0.6197% 2/15/22 (c)(i)	433,000	194,850
Class F, 0.6697% 2/15/22 (c)(i)	866,000	346,400
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,800,229
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,863,000	8,437,337
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8069% 12/10/41 (i)(j)	3,331,877	27,430
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.5409% 11/5/21 (c)(i)	4,685,000	3,298,082
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,190,958	2,211,837
Series 2006-GG7 Class A4, 5.8877% 7/10/38 (i)	7,500,000	7,839,623
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 0.5909% 6/6/20 (c)(i)	$ 545,000	$ 496,240
Class D, 0.6309% 6/6/20 (c)(i)	1,495,000	1,285,523
Class E, 0.7209% 6/6/20 (c)(i)	2,978,000	2,440,997
Class F, 0.7909% 6/6/20 (c)(i)	543,000	422,173
Series 2007-EOP:
Class D, 0.7209% 3/6/20 (c)(i)	4,485,000	3,946,800
Class H, 1.0009% 3/6/20 (c)(i)	480,000	402,000
Class J, 1.2009% 3/6/20 (c)(i)	690,000	576,150
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	2,663,000	2,727,247
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8741% 4/15/45 (i)	2,090,000	2,227,220
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5797% 11/15/18 (c)(i)	124,498	70,964
Class E, 0.6297% 11/15/18 (c)(i)	187,324	104,901
Class F, 0.6797% 11/15/18 (c)(i)	281,274	146,262
Class G, 0.7097% 11/15/18 (c)(i)	244,385	122,193
Class H, 0.8497% 11/15/18 (c)(i)	187,324	82,422
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	888,822	887,901
Series 2006-CB14 Class A3B, 5.668% 12/12/44 (i)	2,375,000	2,485,249
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	4,684,201
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	7,056,835
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1498% 7/15/44 (i)	19,797,000	19,504,579
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	483,885	488,540
Series 2005-C3 Class A2, 4.553% 7/15/30	1,571,195	1,572,071
Series 2007-C1 Class A4, 5.424% 2/15/40	6,660,000	6,630,490
Series 2007-C2 Class A3, 5.43% 2/15/40	1,320,000	1,323,990
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	5,900,000	5,015,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6897% 9/15/21 (c)(i)	743,007	538,546
Class G, 0.7097% 9/15/21 (c)(i)	1,468,167	986,539
Class H, 0.7497% 9/15/21 (c)(i)	378,549	156,171
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,762,120	3,846,311
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust sequential payer: - continued
Series 2005-MCP1 Class A2, 4.556% 6/12/43	$ 1,090,205	$ 1,089,580
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.4656% 2/12/39 (i)	3,475,000	3,617,460
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	6,350,000	6,075,507
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	220,534
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.55% 7/17/17 (c)(i)	1,657,691	654,125
Series 2007-XLCA Class B, 0.85% 7/17/17 (c)(i)	1,013,536	25,338
Series 2007-XLFA:
Class D, 0.54% 10/15/20 (c)(i)	434,000	99,820
Class E, 0.6% 10/15/20 (c)(i)	542,000	59,620
Class F, 0.65% 10/15/20 (c)(i)	326,000	29,340
Class G, 0.69% 10/15/20 (c)(i)	402,000	24,120
Class H, 0.78% 10/15/20 (c)(i)	253,000	7,590
Class J, 0.93% 10/15/20 (c)(i)	289,000	5,780
Class MHRO, 1.04% 10/15/20 (c)(i)	106,111	15,917
Class NHRO, 1.24% 10/15/20 (c)(i)	164,867	21,433
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	8,435,000	8,714,511
Series 2007-T27 Class A4, 5.6491% 6/11/42 (i)	7,464,000	7,819,203
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (i)	5,075,000	5,203,710
Series 2006-T23 Class A3, 5.9805% 8/12/41 (i)	2,485,000	2,641,667
Series 2007-HQ12 Class A4, 5.6205% 4/12/49 (i)	4,350,000	4,331,069
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	2,000,699
Class B, 5.9134% 4/15/49 (i)	3,845,000	951,638
Series 2007-XLC1:
Class C, 0.95% 7/17/17 (c)(i)	1,383,615	34,590
Class D, 1.05% 7/17/17 (c)(i)	650,728	16,268
Class E, 1.15% 7/17/17 (c)(i)	529,307	13,233
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5296% 3/12/35 (c)(i)(j)	23,620,709	218,938
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	4,300,000	4,393,423
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5497% 1/15/18 (c)(i)	829,000	827,348
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-WL7A:
Class E, 0.6297% 9/15/21 (c)(i)	$ 906,000	$ 509,543
Class F, 0.6897% 8/11/18 (c)(i)	1,220,000	636,529
Class G, 0.7097% 8/11/18 (c)(i)	1,156,000	584,086
Class J, 0.9497% 8/11/18 (c)(i)	257,000	56,155
Series 2007-WHL8:
Class AP1, 1.0497% 6/15/20 (c)(i)	57,512	31,632
Class AP2, 1.1497% 6/15/20 (c)(i)	99,420	49,710
Class F, 0.8297% 6/15/20 (c)(i)	1,931,000	482,750
Class LXR2, 1.1497% 6/15/20 (c)(i)	1,315,775	526,310
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,820,810
Series 2007-C32 Class A3, 5.9286% 6/15/49 (i)	5,370,000	5,161,146
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	3,485,570
Series 2007-C31 Class C, 5.8835% 4/15/47 (i)	4,335,000	886,986
Series 2007-C31A Class A2, 5.421% 4/15/47	990,000	1,021,671
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $278,963,170)		263,246,425
Municipal Securities - 0.3%

California Gen. Oblig.:
7.5% 4/1/34	4,970,000	5,303,984
7.55% 4/1/39	7,247,000	7,776,393
TOTAL MUNICIPAL SECURITIES (Cost $12,350,471)		13,080,377
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)	2,936,000	2,922,372
TOTAL PREFERRED SECURITIES (Cost $2,974,511)		2,922,372
Cash Equivalents - 10.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) # (Cost $465,368,000)	$ 465,368,820	$ 465,368,000
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $4,717,636,395)		4,808,922,138
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(327,455,526)
NET ASSETS - 100%		$ 4,481,466,612
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,800,000) (h)	Sept. 2037	$ 11,901,621	(11,213,799)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $966,000) (h)	Sept. 2037	3,332,454	(3,139,864)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,520,000) (h)	Sept. 2037	9,521,297	(8,971,039)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $581,250) (h)	Sept. 2037	1,983,603	(1,868,967)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,077,000) (h)

	Sept. 2037	$ 10,790,803	$ (10,167,178)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,242,000) (h)	Sept. 2037	3,649,830	(3,438,898)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,691,000) (h)	Sept. 2037	6,030,155	(5,681,658)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	210,203	(108,637)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	255,956	(136,398)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	90,346	(53,098)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	1,270	(1,170)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)

	Oct. 2034	$ 274,399	$ (151,415)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	207,249	(165,606)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (g)	Sept. 2010	3,700,000	(4,682)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (g)	March 2013	6,500,000	142,088
TOTAL CREDIT DEFAULT SWAPS		$ 58,449,186	$ (44,960,321)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	200,000,000	5,595,080
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	40,000,000	1,442,167
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	40,000,000	1,889,340
TOTAL INTEREST RATE SWAPS		$ 280,000,000	$ 8,926,587
		$ 338,449,186	$ (36,033,734)
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,147,157 or 7.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $40,681,553.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$465,368,000 due 7/01/10 at 0.06%
BNP Paribas Securities Corp.	$ 33,887,164
Banc of America Securities LLC	22,588,145
Bank of America, NA	108,438,926
Credit Agricole Securities (USA) Inc.	45,182,886
Goldman, Sachs & Co.	33,887,164
J.P. Morgan Securities, Inc.	22,591,443
Mizuho Securities USA, Inc.	112,957,215
Morgan Stanley & Co., Inc.	51,947,893
Societe Generale, New York Branch	33,887,164
$ 465,368,000
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,113,293,252	$ -	$ 1,113,293,252	$ -
U.S. Government and Government Agency Obligations	1,716,125,344	-	1,716,125,344	-
U.S. Government Agency - Mortgage Securities	1,041,541,706	-	1,041,541,706	-
Asset-Backed Securities	97,873,636	-	86,539,948	11,333,688
Collateralized Mortgage Obligations	95,471,026	-	91,380,518	4,090,508
Commercial Mortgage Securities	263,246,425	-	238,500,402	24,746,023
Municipal Securities	13,080,377	-	13,080,377	-
Preferred Securities	2,922,372	-	2,922,372	-
Cash Equivalents	465,368,000	-	465,368,000	-
Total Investments in Securities:	$ 4,808,922,138	$ -	$ 4,768,751,919	$ 40,170,219
Derivative Instruments:
Assets
Swap Agreements	$ 9,068,676	$ -	$ 9,068,676	$ -
Liabilities
Swap Agreements	$ (45,102,410)	$ -	$ (44,486,085)	$ (616,325)
Total Derivative Instruments:	$ (36,033,734)	$ -	$ (35,417,409)	$ (616,325)
Other Financial Instruments:
Forward Commitments	$ (733,173)	$ -	$ (733,173)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 48,484,870
Total Realized Gain (Loss)	(658,773)
Total Unrealized Gain (Loss)	9,976,434
Cost of Purchases	-
Proceeds of Sales	(10,210,284)
Amortization/Accretion	(206,600)
Transfers in to Level 3	8,910,353
Transfers out of Level 3	(16,125,781)
Ending Balance	$ 40,170,219
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 9,072,703
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (780,282)
Total Unrealized Gain (Loss)	335,098
Transfers in to Level 3	(171,141)
Transfers out of Level 3	-
Ending Balance	$ (616,325)
Realized gain (loss) on Swap Agreements for the period	$ 23,189
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at June 30, 2010	$ 334,125

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $4,711,584,468. Net unrealized appreciation aggregated $97,337,670, of which $191,007,517 related to appreciated investment securities and $93,669,847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $58,499,186 representing 1.30% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010